Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of due from related parties
RP Name	Relationship	Nature	December 31, 2020	December 31, 2019
MingZhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	$346,986	$1,844,661
Mr. Jinlong Yang	Chairman and Chief Executive Officer	Advances for operational purpose	394,354	109,856
			$741,340	$1,954,517

Schedule of due to related parties
RP Name	Relationship	Nature	December 31, 2020	December 31, 2019
Exquisite Elite Limited	Shareholder	Advances for payment of professional fee	$802,672	$594,895
Mr. Zuojie Dai	Manager of MingZhu Pengcheng	Advances for operational purpose	116,153	145,068
Mr. Jingwei Zhang	Chief Financial Officer	Advances for payment of professional fee	75,021	-
			$993,846	$739,963

Schedule of related party collateral and guarantee
Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2020
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	The Industrial Bank Co., Ltd.	From April, 2020 to April, 2021	$398,467	$291,188
Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.	Zhujiang Rural Bank	From April, 2020 to April, 2021	459,770	390,805
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	China Everbright Bank	From October, 2020 to October, 2021	2,298,851	2,114,943
Guarantee by Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party	Bank of Communications	From November, 2020 to November, 2021	3,831,418	3,754,788
			$6,988,506	$6,551,724
Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2019
Guarantee by Mr. Jinlong Yang, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang for bank borrowings	Postal Savings Bank of China Co., Ltd.	From November 2018 to November, 2020	$1,292,769	$1,120,400
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang’s family member for bank borrowings	Bank of China	From March, 2019 to March, 2020	1,149,129	595,593
Guarantee by Mr. Jinlong Yang and Mingzhu Logistics.	The Industrial Bank Co., Ltd.	From April, 2019 to April, 2020	287,282	186,733
Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Mr. Jinlong Yang and his private fixed deposits of RMB 1 million.	Zhujiang Rural Bank	From May, 2019 to May, 2020	430,923	387,831
Guarantee by MingZhu Logistics for capital leases	Chengtai Capital Lease Co., Ltd.	From December, 2017 to December, 2020	535,077	191,848
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	Guangdong Nanyue Bank	From September, 2019 to September 2020	1,436,410	1,436,410
			$5,131,590	$3,918,815